Note 9 - Property and equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 9 – Property and equipment

The Company has acquired all its office and field work equipment with cash payments and financial institution loans. The total fixed assets consist of vehicles, office furniture, tools and various equipment items and the totals are as follows:

Asset	December 31, 2018	December 31, 2017
Equipment	$119,343	$86,136
Accumulated depreciation	(82,805)	(64,195)
Net Fixed Assets	$36,538	$21,941

Depreciation expenses for the years ended December 31, 2018 and 2017 was $18,610 and $7,785 respectively.